Intangible Assets Subject to Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 43,849	$ 42,585
Accumulated Amortization	(19,293)	(15,992)
Net Balance	24,556	26,593
Noncompetition agreements
Finite-Lived Intangible Assets [Line Items]
Gross Amount	6,274	6,560
Accumulated Amortization	(5,583)	(5,476)
Net Balance	691	1,084
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Amount	20,660	20,160
Accumulated Amortization	(6,160)	(4,100)
Net Balance	14,500	16,060
Use Rights And Other
Finite-Lived Intangible Assets [Line Items]
Gross Amount	16,915	15,865
Accumulated Amortization	(7,550)	(6,416)
Net Balance	$ 9,365	$ 9,449